Additional capital disclosures	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Additional capital disclosures
30. Additional capital disclosures
The key objective of the Company’s capital management is to ensure that it maintains a stable capital structure with the focus on total equity to uphold investor, creditor, and customer confidence and to ensure future development of its business. The Company focuses on keeping a strong total equity base to ensure independence, security, as well as a high financial flexibility for potential future borrowings, if required, without impacting the risk profile of the Company.
The capital structure as at March 31, 2024 and 2023 was as follows:

	As at March 31,
	2024	2023	% Change
Total equity attributable to the equity shareholders of the Company	$765,728	$801,136	(4)%
As percentage of total capital	81%	82%
Short term line of credit	40,000	—	100%
Long-term debt (1)	139,830	174,381	(20)%
Total debt	$179,830	$174,381	3%
As percentage of total capital	19%	18%

Total capital (debt and equity)	$945,558	$975,517	(3)%

Note:

(1)	Before netting off debt issuance cost of $626 and $975 as at March 31, 2024 and March 31, 2023, respectively.
The Company is predominantly equity-financed. This is evident from the fact that debt represents only 19% and 18% of total capital as at March 31, 2024 and 2023, respectively.